Deposits	12 Months Ended
Mar. 31, 2012
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2011 and 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Interest-bearing:
Savings deposits	Rs.	634,476.8	Rs.	739,974.6	US$	14,540.7
Time deposits		984,806.8		1,272,083.3		24,996.7

Total interest-bearing deposits		1,619,283.6		2,012,057.9		39,537.4
Non-interest-bearing deposits		462,845.4		452,991.7		8,901.4

Total	Rs.	2,082,129.0	Rs.	2,465,049.6	US$	48,438.8

As of March 31, 2011 and March 31, 2012, time deposits of Rs. 760,749.9 million and Rs. 1,001,480.1 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2011 and March 31, 2012, time deposits in excess of Rs.0.1 million aggregated Rs. 872,241.2 million and Rs.1,177,770.9 million, respectively.

As of March 31, 2012, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2012
	(In millions)
Due to mature in the fiscal year ending March 31:
2013	Rs.	1,001,480.1	US$	19,679.3
2014		225,177.0		4,424.8
2015		15,174.7		298.2
2016		5,777.6		113.5
2017		21,962.6		431.6
Thereafter		2,511.3		49.3

Total	Rs.	1,272,083.3	US$	24,996.7